Financial Assets and Financial Liabilities - Summary of Changes in Liabilities Arising From Financing Activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	€ 56,352	€ 52,182
Cash flows	7,939	3,474
New leases and disposals	9,921	697
Ending balance	74,212	56,352
Current Obligations under Lease Contracts
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	2,134	1,832
Cash flows	(3,061)	(2,126)
New leases and disposals	1,484	296
Reclassification	2,928	2,132
Ending balance	3,485	2,134
Non-current Obligations under Lease Contracts
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	48,618	50,349
New leases and disposals	8,437	401
Reclassification	(2,928)	(2,132)
Ending balance	54,127	48,618
Interest-bearing Loans and Borrowings
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	5,600
Cash flows	11,000	5,600
Ending balance	€ 16,600	€ 5,600